Investments and Assets and Liabilities Held for Sale - Disclosure of profit and loss on investments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classification Of Investments [line items]
Revenue from services rendered	R$ 1,260,587	R$ 1,345,849	R$ 1,380,031
Cost of services	(979,183)	(942,255)	(1,003,748)
Gross profit	281,404	403,594	376,283
General and administrative expenses	(327,286)	(256,532)	(231,050)
Other operating expenses, net	(576,506)	(31,125)	(80,551)
Finance costs, net	(251,693)	(532,175)	(397,133)
(-) Current income and social contribution taxes	(41,623)	(17,543)	(54,337)
(Loss) profit for the year	(690,464)	52,265	(360,945)
Assets and liabilities classified as held for sale [member] | CGR Dona Juana S.A. ESP [member]
Classification Of Investments [line items]
Revenue from services rendered	54,782	69,384	52,000
Cost of services	(45,027)	(56,384)	(38,807)
Gross profit	9,755	13,000	13,193
General and administrative expenses	(6,723)	(5,904)	(4,856)
Other operating expenses, net	(15,934)	(1,707)	(1,253)
Finance costs, net	(3,663)	(4,083)	(6,076)
(-) Current income and social contribution taxes	(474)	41	(927)
(Loss) profit for the year	R$ (17,039)	R$ 1,347	R$ 81